UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     /s/ Richard Spector     New York, NY/USA     May 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $361,010 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106     7426   218100 SH       SOLE                   218100        0        0
AETNA INC NEW                  COM              00817Y108     7932   188450 SH       SOLE                   188450        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     5764   329200 SH       SOLE                   329200        0        0
AMERICAN TOWER CORP            CL A             029912201    12412   316543 SH       SOLE                   316543        0        0
BALL CORP                      COM              058498106    16396   356900 SH       SOLE                   356900        0        0
BALLY TECHNOLOGIES INC         COM              05874B107    19886   579100 SH       SOLE                   579100        0        0
BOYD GAMING CORP               COM              103304101     4241   212050 SH       SOLE                   212050        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104     5261   589099 SH       SOLE                   589099        0        0
CIGNA CORP                     COM              125509109    25042   617250 SH       SOLE                   617250        0        0
CONVERGYS CORP                 COM              212485106     6860   455500 SH       SOLE                   455500        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    13053   474300 SH       SOLE                   474300        0        0
CROWN CASTLE INTL CORP         COM              228227104     7203   208848 SH       SOLE                   208848        0        0
DARDEN RESTAURANTS INC         COM              237194105     7731   237500 SH       SOLE                   237500        0        0
DIRECTV GROUP INC              COM              25459L106     7078   285500 SH       SOLE                   285500        0        0
DOMINOS PIZZA INC              COM              25754A201     6263   464300 SH       SOLE                   464300        0        0
EQUINIX INC                    COM NEW          29444U502    16436   247200 SH       SOLE                   247200        0        0
FACTSET RESH SYS INC           COM              303075105     2015    37400 SH       SOLE                    37400        0        0
GARMIN LTD                     ORD              G37260109    19913   368700 SH       SOLE                   368700        0        0
GEO GROUP INC                  COM              36159R103     4993   175550 SH       SOLE                   175550        0        0
INTUIT                         COM              461202103    21957   812917 SH       SOLE                   812917        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308     8241   176850 SH       SOLE                   176850        0        0
METROPCS COMMUNICATIONS INC    COM              591708102     8828   519300 SH       SOLE                   519300        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103     3292  1463035 SH       SOLE                  1463035        0        0
PACTIV CORP                    COM              695257105    18599   709600 SH       SOLE                   709600        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    11986   264772 SH       SOLE                   264772        0        0
ROSS STORES INC                COM              778296103     9403   313843 SH       SOLE                   313843        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    19897   604775 SH       SOLE                   604775        0        0
SAVVIS INC                     COM NEW          805423308    11108   682750 SH       SOLE                   682750        0        0
SBA COMMUNICATIONS CORP        COM              78388J106    18193   609885 SH       SOLE                   609885        0        0
SCHLUMBERGER LTD               COM              806857108    16167   185825 SH       SOLE                   185825        0        0
SIRIUS SATELLITE RADIO INC     COM              82966U103     8049  2814500 SH       SOLE                  2814500        0        0
SKILLED HEALTHCARE GROUP INC   CL A             83066R107     6413   584052 SH       SOLE                   584052        0        0
SUN HEALTHCARE GROUP INC       COM NEW          866933401     2972   226200 SH       SOLE                   226200        0        0